Contingencies, tax uncertainties and commitments - Additional Information (Detail) - Dec. 31, 2025 £ in Millions, R$ in Millions	BRL (R$)	GBP (£)
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Uncertain tax position total potential exposure	R$ 92	£ 12
Current Brazil [Member]
Disclosure of Contingencies Other Liabilities and Commitments [Line Items]
Uncertain tax position total potential exposure	R$ 1,423	£ 193